LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 31, 2013

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED AUGUST 30, 2013, OF

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

The following ticker symbols are added to the cover pages of the fund’s Prospectus and Statement of Additional Information:

Class A:  LCPAX

Class C:  LCPCX

Class FI: LCIFX

Please retain this supplement for future reference.

CBAX016005